Columbia Pyrford International Stock Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.9%
Issuer	Shares	Value ($)
Australia 9.4%
Brambles Ltd.	465,272	6,959,660
Computershare Ltd.	209,008	5,411,385
Endeavour Group Ltd.	810,336	2,126,954
QBE Insurance Group Ltd.	343,872	5,136,818
Woodside Energy Group Ltd.	259,357	3,724,168
Woolworths Group Ltd.	256,208	5,261,605
Total		28,620,590
Finland 3.1%
KONE OYJ, Class B	57,492	3,587,312
Sampo OYJ, Class A	546,642	5,833,856
Total		9,421,168
France 8.8%
Air Liquide SA	31,496	6,526,253
Bureau Veritas A	125,124	4,275,775
Dassault Systemes SE	83,794	3,142,145
Legrand SA	35,809	4,349,219
L’Oreal SA	5,746	2,432,084
Rubis SCA	72,801	2,370,293
Sanofi SA	36,853	3,649,956
Total		26,745,725
Germany 8.4%
Brenntag SE	58,917	3,992,983
Deutsche Post AG	128,608	5,771,008
Infineon Technologies AG	81,563	3,171,147
Merck KGaA	27,618	3,619,032
Nemetschek SE	18,276	2,540,748
SAP SE	21,464	6,493,293
Total		25,588,211
Hong Kong 4.8%
AIA Group Ltd.	759,200	6,319,678
ASMPT Ltd.	320,170	2,149,890
Power Assets Holdings Ltd.	419,569	2,653,196
VTech Holdings Ltd.	526,800	3,501,233
Total		14,623,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.1%
PT Bank Rakyat Indonesia Persero Tbk	16,080,500	4,375,231
PT Telekomunikasi Indonesia Persero Tbk(a)	30,405,800	5,256,305
Total		9,631,536
Japan 13.7%
ABC-Mart, Inc.	189,300	3,691,914
Japan Tobacco, Inc.	246,668	7,566,457
KDDI Corp.	364,400	6,307,951
Mitsubishi Electric Corp.	327,700	6,539,908
Nabtesco Corp.	278,700	4,593,768
Nihon Kohden Corp.	436,200	5,191,159
Nissan Chemical Industries Ltd.	173,700	5,221,868
Sumitomo Rubber Industries Ltd.	231,000	2,872,297
Total		41,985,322
Malaysia 2.8%
Axiata Group Bhd	3,883,000	1,869,497
Malayan Banking Bhd	2,253,500	5,178,864
Telekom Malaysia Bhd	889,400	1,362,867
Total		8,411,228
Netherlands 3.1%
Koninklijke Philips NV	120,231	2,772,473
Shell PLC	76,156	2,512,762
Wolters Kluwer NV	23,081	4,092,947
Total		9,378,182
Norway 2.0%
Telenor ASA	407,450	6,256,005
Singapore 6.7%
ComfortDelGro Corp., Ltd.	1,726,400	1,899,443
Singapore Technologies Engineering Ltd.	570,300	3,447,887
Singapore Telecommunications Ltd.	1,159,807	3,424,154
United Overseas Bank Ltd.	261,402	7,180,649
Venture Corp., Ltd.	517,600	4,436,661
Total		20,388,794

Columbia Pyrford International Stock Fund  | 2025

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.4%
ASSA ABLOY AB, Class B	73,726	2,340,107
Atlas Copco AB, Class A	142,332	2,286,256
Essity AB, Class B	94,422	2,762,246
Total		7,388,609
Switzerland 8.0%
Geberit AG	2,284	1,705,989
Givaudan SA	388	1,951,288
Nestlé SA, Registered Shares	69,205	7,372,903
Novartis AG, Registered Shares	54,044	6,238,252
Schindler Holding AG	5,241	1,867,592
SGS SA, Registered Shares	20,380	2,128,555
Zurich Insurance Group AG	4,499	3,155,768
Total		24,420,347
Taiwan 3.0%
Advantech Co., Ltd.	231,674	2,607,575
Chunghwa Telecom Co., Ltd.	619,000	2,669,579
Taiwan Semiconductor Manufacturing Co., Ltd.	125,000	3,986,755
Total		9,263,909
United Kingdom 13.0%
BP PLC	408,267	1,985,035
British American Tobacco PLC	96,714	4,353,910
Bunzl PLC	64,977	2,082,581
Croda International PLC	56,602	2,342,784
IMI PLC	78,080	2,094,618
Imperial Brands PLC	73,613	2,791,751
Legal & General Group PLC	1,394,944	4,680,251
Common Stocks (continued)
Issuer	Shares	Value ($)
National Grid PLC	303,084	4,291,899
Reckitt Benckiser Group PLC	51,297	3,487,046
Rio Tinto Ltd.	42,683	3,103,951
Unilever PLC	96,331	6,137,215
Vodafone Group PLC	2,190,553	2,271,745
Total		39,622,786
United States 3.6%
GSK PLC	185,050	3,759,096
Roche Holding AG, Genusschein Shares	22,614	7,325,744
Total		11,084,840
Total Common Stocks (Cost $209,063,540)		292,831,249

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Germany 1.8%
FUCHS SE	110,663	5,588,992
Total Preferred Stocks (Cost $3,180,697)		5,588,992

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	3,523,673	3,522,615
Total Money Market Funds (Cost $3,522,585)		3,522,615
Total Investments in Securities (Cost $215,766,822)		301,942,856
Other Assets & Liabilities, Net		3,376,714
Net Assets		$305,319,570
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	2,325,817	56,763,243	(55,566,310)	(135)	3,522,615	(567)	159,144	3,523,673
Columbia Pyrford International Stock Fund  | 2025

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Pyrford International Stock Fund  | 2025

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3QT319_08_R01_(07/25)